Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. GAAP. The results reported in these unaudited condensed consolidated financial statements should not be regarded as necessarily indicative of results that may be expected for any subsequent period or for the entire period. These unaudited condensed consolidated financial statements and notes thereto should be read in conjunction with the Company’s annual audited consolidated financial statements for the year ended December 31, 2023 and the notes thereto included in the Company’s Form 8-K filed with the SEC on August 12, 2024. Certain information and footnote disclosures normally included in the audited consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted in the accompanying unaudited condensed consolidated financial statements. All amounts are disclosed in thousands, except share and per share amounts. The accompanying unaudited condensed consolidated financial statements contain all adjustments, consisting only of normal recurring adjustments, except as otherwise indicated, necessary for a fair statement of its consolidated financial position, results of operations, and cash flows of the Company for all periods presented.

Consolidation, Policy [Policy Text Block]

Principles of consolidation

These unaudited consolidated financial statements include the financial information of the Company and its subsidiaries. The Company consolidates legal entities in which it holds a controlling financial interest. The Company has a two-tier consolidation model: one focused on voting rights (the voting interest model) and the second focused on a qualitative analysis of power over significant activities and exposure to potentially significant losses or benefits (the variable interest model). All entities are first evaluated to determine whether they are variable interest entities (“VIE”). If an entity is determined not to be a VIE, it is assessed on the basis of voting and other decision-making rights under the voting interest model. The accounts of the subsidiaries are prepared for the same reporting period using consistent accounting policies. All intercompany balances and transactions were eliminated on consolidation.

The consolidated assets, liabilities, and results of operations prior to the Merger are those of Private Firefly. In accordance with guidance applicable to these circumstances, the equity structure has been recast in all comparative periods up to the Closing to reflect the equity structure of the legal acquirer, WaveDancer. The shares and corresponding capital amounts and losses per share, prior to the Merger, have been retroactively restated based on shares reflecting the exchange ratio established in the Merger.

Use of Estimates, Policy [Policy Text Block]

Use of estimates in the preparation of consolidated financial statements

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates.

Property, Plant and Equipment, Policy [Policy Text Block]

i) Equipment

Equipment is stated at cost less accumulated depreciation. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets. The Company uses an estimated useful life of four years for medical equipment.

Share-Based Payment Arrangement [Policy Text Block]

ii) Share based payments

For fully vested, nonforfeitable equity instruments that are granted at the date the Company enters into an agreement for goods or services with a nonemployee, the Company’s recognizes the fair value of the equity instruments on the grant date. The corresponding cost is recognized as an immediate expense or a prepaid asset and expensed over the service period depending on the specific facts and circumstances of the agreement with the nonemployee.

New Accounting Pronouncements, Policy [Policy Text Block]

Impact of recently issued accounting standards

The Company has evaluated issued Accounting Standards Updates not yet adopted and believes the adoption of these standards will not have a material impact on its condensed consolidated financial statements.